SHORT-TERM BANK DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Deposit Amount - 5028 [Member]	Dec. 31, 2013 Deposit Amount - 2500 [Member]	Dec. 31, 2013 Deposit Amount - 120 [Member]	Dec. 31, 2013 Deposit Amount - 19 [Member]	Dec. 31, 2012 Deposit Amount - 18 [Member]	Dec. 31, 2012 Deposit Amount - 112 [Member]
Short-term Debt [Line Items]
Bank deposits	$ 7,667	$ 130	$ 5,028	$ 2,500	$ 120	$ 19	$ 18	$ 112
Maturity date			Jun. 05, 2014	Feb. 25, 2014	Nov. 25, 2014	Jan. 28, 2014	Jan. 27, 2013	Dec. 02, 2013
Annual interest			85.00%	165.00%	50.00%	69.00%	173.00%	20.00%